March 15, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cohen & Steers Preferred Securities and Income SMA Shares, Inc.
Securities Act File No. 333-228552;
Investment Company Act File No. 811-23393

Ladies and Gentlemen:

On behalf of Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the “Fund”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Fund’s Prospectus, dated March 1, 2019, as filed pursuant to Rule 497(c) under the Securities Act of 1933.

Any questions or comments on the Post-Effective Amendment should be directed to the undersigned at 212-796-9347.

Very truly yours,

/s/ Dana A. DeVivo